Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Interest and fees on loans	$ 96,432	$ 93,414	$ 99,456
Interest on investment securities:
Taxable	14,285	17,729	20,594
Tax-exempt	1,442	1,697	1,837
Interest on federal funds sold	53	48	29
Total Interest Income	112,212	112,888	121,916
Interest Expense
Interest on deposits	13,477	19,794	26,608
Interest on short-term borrowings	312	325	362
Interest on long-term debt	661	639	658
Total Interest Expense	14,450	20,758	27,628
Net Interest Income	97,762	92,130	94,288
Provision for loan losses	6,375	4,600	7,093
Net Interest Income After Provision for Loan Losses	91,387	87,530	87,195
Non-interest Income
Total investment securities impairment losses	(878)	(2,767)	(9,400)
Noncredit impairment losses recognized in other comprehensive income	302	1,494	3,336
Net investment securities impairment losses	(576)	(1,273)	(6,064)
Gains on sale of investment securities	1,530	3,756	1,397
Net investment securities gains (losses)	954	2,483	(4,667)
Service charges	26,409	26,959	30,104
Bankcard interchange fees	12,406	11,150	9,898
Insurance commissions	6,071	5,946	5,490
Trust and investment management fee income	3,774	3,106	2,767
Bank owned life insurance	2,983	3,183	3,396
Other income	2,660	2,033	1,951
Total Non-interest Income	55,257	54,860	48,939
Non-interest Expense
Salaries and employee benefits	43,509	40,717	38,241
Occupancy and equipment	8,186	8,013	7,697
Depreciation	4,605	4,508	4,675
FDIC insurance expense	1,590	2,576	3,733
Advertising	2,589	2,007	3,692
Bankcard expenses	2,662	2,258	1,953
Postage, delivery, and statement mailings	2,079	2,099	2,371
Office supplies	1,669	1,911	1,931
Legal and professional fees	1,786	4,913	1,677
Telecommunications	1,614	1,605	1,732
Repossessed asset losses, net of expenses	1,346	272	1,453
Merger related costs	4,708
Other expenses	11,058	10,262	9,566
Total Non-interest Expense	87,401	81,141	78,721
Income Before Income Taxes	59,243	61,249	57,413
Income tax expense	20,298	20,571	18,453
Net Income Available to Common Shareholders	38,945	40,678	38,960
Total comprehensive income	$ 41,430	$ 39,268	$ 39,017
Average common shares outstanding	14,714	15,055	15,589
Effect of dilutive securities:
Employee stock options	82	75	62
Shares for diluted earnings per share	14,796	15,130	15,651
Basic earnings per common share	$ 2.63	$ 2.68	$ 2.48
Diluted earnings per common share	$ 2.61	$ 2.67	$ 2.47
Dividends declared per common share	$ 1.40	$ 1.37	$ 1.36